Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 43,139	£ 39,658
Lease liabilities	517	446
Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	60,303	54,604
Lease liabilities	599	526
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,413	3,992
Lease liabilities	142	126
Within one year | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,426	4,860
Lease liabilities	161	142
Later than one year and not later than two years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,253	2,484
Lease liabilities	109	93
Later than one year and not later than two years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,763	3,740
Lease liabilities	122	106
2024 and thereafter
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,406	3,853
Lease liabilities	76	66
2024 and thereafter | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,673	5,092
Lease liabilities	85	76
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,013	4,090
Lease liabilities	58	49
Between three and four years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,141	5,034
Lease liabilities	65	56
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,077	2,739
Lease liabilities	50	38
Between four and five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,494	3,675
Lease liabilities	54	43
Beyond five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	22,977	22,500
Lease liabilities	82	74
Beyond five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	33,806	32,203
Lease liabilities	£ 112	£ 103